Stock-Based Compensation (Detail Textuals) - USD ($)	1 Months Ended				9 Months Ended		12 Months Ended
	May 25, 2018	Feb. 28, 2018	Jan. 18, 2018	Oct. 31, 2014	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018
Restricted Stock Agreements | K2C, Inc.
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted common stock vested	350,000	325,000
Stock compensation expenses						$ 98,042	$ 98,042
Separation and release agreement | K2C, Inc. | Immediate vesting
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted common stock vested		900,000
Stock compensation expenses						216,000
Restricted stock awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted common stock vested					450,000		1,600,000
Number of restricted common stock granted					0		2,500,000
Restricted stock awards | K2C, Inc.
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expenses							$ 216,000
Number of restricted common stock granted		900,000
Omnibus Incentive Plan 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares reserved for future grants					8,248,381
Omnibus Incentive Plan 2014 | Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares reserved for future grants				3,200,000
Weighted-average fair value of stock options granted					$ 0.22		$ 0.30
Percentage of share reserve of the number of issued and outstanding shares				10.00%
Omnibus Incentive Plan 2014 | Restricted stock awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted common stock vested							1,050,000
Number of restricted common stock granted							643,501
Elizabeth Berecz, CFO | Restricted Stock Agreements
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares reserved for future grants	350,000
Stock compensation expenses						97,183	$ 97,183
Elizabeth Berecz, CFO | Restricted stock awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expenses						$ 184,800	$ 184,800
Number of restricted common stock granted	700,000		700,000